Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six months ended June 30,
	2026	2025
Expected stock price volatility	76%	108%
Risk-free interest rate	3.94%	4.00%
Dividend yield	—	—
Expected life of Options	5 years	5 years
Stock price on date of grant	$3.23	$1.40
Exercise price	$3.23	$1.40
Forfeiture rate	—	—

Summary of Stock Option Transactions

The following table summarizes the Option activity for the six months ended June 30, 2026:

	Number of Options	Weighted average exercise price
December 31, 2025	11,678,698	$2.40
Options granted	1,167,981	3.23
Options exercised	(685,000)	2.83
June 30, 2026	12,161,679	$2.46

Summary of Stock Options Outstanding and Exercisable

The following table summarizes Options outstanding and exercisable as of June 30, 2026:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$4.78	200,000	0.05	$4.78	200,000	$4.78
$4.94	200,000	0.68	$4.94	200,000	$4.94
$6.52	170,000	0.71	$6.52	170,000	$6.52
$7.45	100,000	0.78	$7.45	100,000	$7.45
$3.77	2,690,000	1.78	$3.77	2,690,000	$3.77
$3.85	150,000	1.90	$3.85	150,000	$3.85
$2.97	750,000	2.24	$2.97	583,332	$2.97
$1.07	100,000	2.80	$1.07	75,000	$1.07
$1.13	1,063,394	3.11	$1.13	354,465	$1.13
$1.36	2,000,000	3.18	$1.36	1,333,334	$1.36
$1.42	863,852	3.47	$1.42	487,951	$1.42
$1.35	1,598,853	3.74	$1.35	732,951	$1.35
$1.27	557,599	3.75	$1.27	185,866	$1.27
$1.78	300,000	3.98	$1.78	100,000	$1.78
$2.92	250,000	4.14	$2.92	100,000	$2.92
$3.23	1,167,981	4.75	$3.23	—	$3.23
	12,161,679	2.95	$2.46	7,462,899	$2.80

Summary of RSU and DSU Activity

The following table summarizes the RSU activity for the six months ended June 30, 2026:

	Number of RSUs	Weighted average grant date fair value(1)
December 31, 2025	2,491,231	$1.27
Granted	802,543	3.23
Vested	(495,612)	1.33
June 30, 2026	2,798,162	$1.82

(1)
Grant-date fair value represents the closing market price of the Company’s common shares on the date of grant.

The following table summarizes the DSU activity for the six months ended June 30, 2026:

	Number of DSUs	Weighted average grant date fair value(1)
December 31, 2025	1,993,725	$2.36
Granted	216,720	3.23
Conversion of DSUs to common shares	(55,762)	1.35
June 30, 2026	2,154,683	$2.47
(1)
Grant-date fair value represents the closing market price of the Company’s common shares on the date of grant.

Summary of Share-based Compensation Recorded for Each Type of Award

Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Options	$847	$868	$1,527	$1,756
RSUs	670	643	1,095	987
DSUs	179	355	339	543
Total	$1,696	$1,866	$2,961	$3,286